Principal accounting policies (Details 3)	4 Months Ended	12 Months Ended						0 Months Ended	12 Months Ended			0 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 IVAS revenue	Dec. 31, 2012 IVAS revenue	Dec. 31, 2011 IVAS revenue	Dec. 01, 2012 Online games revenue	Dec. 31, 2013 Third party developed online games Minimum	Dec. 31, 2013 Third party developed online games Maximum	Dec. 31, 2013 Online music and entertainment revenue item	Nov. 01, 2012 Advertising revenues	Oct. 31, 2012 Advertising revenues	Dec. 31, 2011 Advertising revenues	Dec. 31, 2013 Advertising revenues Minimum	Dec. 31, 2013 Advertising revenues Maximum
Revenue recognition
Maximum period over which each virtual item is made available to the user											1 year
Number of arrangements into which virtual items may be sold individually or bundled											1
Period of revenue-sharing contracts									1 year	2 years
Estimated user relationship period									1 month	6 months
Advertising revenues contract term															1 month	3 months
Period over which payments are due																6 months
Cost of revenues
Tax rate on service income from provision of advertising services in the PRC (as a percent)		3.00%
Number of other cities and provinces in PRC to which the Pilot Program was expanded	8
VAT (as a percent)		6.00%						6.00%				6.00%
Business taxes prior to the Pilot Program's being applied (as a percent)					3.00%	3.00%	3.00%						5.00%	5.00%
Surcharges on business taxes and VAT (as a percent)		12.00%	12.00%	12.00%
PRC business taxes (as a percent)		5.00%